Acquisition of Evelyn Partners - Consideration transferred - Provisional fair values of identifiable net assets acquired (Details) - Evelyn Partners £ in Millions	Jun. 30, 2026 GBP (£)
Provisional fair values of identifiable net assets acquired
Cash	£ 172
Right of use assets	43
PPE	29
Intangible identifiable assets	1,260
Other assets	157
Borrowings	(674)
Deferred tax liabilities	(299)
Lease liabilities	(57)
Other liabilities	(147)
Net identifiable assets acquired	484
Goodwill recognised	1,723
Goodwill expected to be deductible for tax purposes	£ 0